Changes in the Standardized Measure of Discounted Future Net Cash Flows from Proved Reserves (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United States [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Standardized Measure at January 1		$ 29,970	$ 4,723
Sales of oil and natural gas, net of related costs		(3,334)	(8,850)
Net changes in prices, net of production costs		26,140	2,766
Quantities			3,734
Purchase and sale of reserves in place		(45,627)	387
Extensions, discoveries and improved recovery, net of future costs			36,211
Accretion of discount			535
Development costs incurred		2,784	2,427
Changes in estimated development costs			(1,256)
Net change in income taxes		(9,933)	(10,707)
Standardized Measure at December 31			29,970
Petrodelta's [Member] | Venezuela [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Standardized Measure at January 1	543,242	584,959	400,295
Sales of oil and natural gas, net of related costs	(122,693)	(127,049)	(107,689)
Net changes in prices, net of production costs	(44,084)	(108,785)	190,119
Quantities	(91,770)	(221,510)	(18,284)
Extensions, discoveries and improved recovery, net of future costs	52,535	201,203	248,917
Accretion of discount	100,028	113,310	78,403
Development costs incurred	66,342	45,364	29,965
Changes in estimated development costs	(131,356)	(13,564)	(29,465)
Net change in income taxes	86,445	77,006	(181,186)
Timing differences and other	(8,915)	(7,692)	(26,116)
Standardized Measure at December 31	$ 449,774	$ 543,242	$ 584,959